Investment properties	12 Months Ended
Dec. 31, 2025
Information
Investment properties

15.Investment properties

	31 December	31 December
Cost	2025	2024
Opening balance	2,246,125	2,246,125
Transfer from property, plant and equipment	—	—
Closing balance	2,246,125	2,246,125

Accumulated depreciation
Opening balance	(2,000,919)	(1,977,083)
Depreciation and impairment charges during the year	(22,583)	(23,836)
Closing balance	(2,023,502)	(2,000,919)

Net book value	222,623	245,206

Depreciation expenses amounting TL 22,583 for the year ended 31 December 2025 (31 December 2024: TL 23,836) are recognized under cost of revenue.

Determination of the fair values of the Group’s investment properties.

The Group engages qualified external experts, authorized by the Capital Markets Board of Türkiye, to perform the valuation of investment properties. Management works closely with the qualified external experts to establish the appropriate valuation techniques and inputs to the model. The fair values of these investment properties were determined using a variety of valuation methods: income capitalization approach and cost approach. In estimating the fair values of the properties, the highest and best use of the property is its current use.

The fair value of the Group’s investment properties has been determined by an independent valuation company. As of 31 December 2025, the fair value of the investment properties appraised by the valuation company amounted to TL 535,520 (31 December 2024: TL 533,909).

Significant unobservable inputs and sensitivity of fair values of respective investment properties are as follows:

In the “income capitalization” approach, a significant increase/(decrease) in rentals will cause a significant increase/(decrease) in the fair value. In addition, a slight decrease/(increase) in risk premium and discount rate which are calculated by considering current market conditions will cause a significant increase/(decrease) in the fair value.

For properties valued using the cost approach, a significant increase (decrease) in construction costs and other related costs of comparable properties in the market would result in a significant increase (decrease) in fair value.

Rent income from investment properties during the year ended 31 December 2025 is TL 12,075 (31 December 2024: TL 7,990). There are no direct operating expenses for investment properties during the year ended 31 December 2025 (31 December 2024: None).